Unrecognized contractual commitments (telecom activities) - Property lease commitments - Maturities (Details) € in Millions	Dec. 31, 2022 EUR (€)
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	€ 148
Not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	45
Later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	26
Operating Lease, Property [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	122
Operating Lease, Property [Member] | Not later than one year [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	35
Operating Lease, Property [Member] | Later than one year and not later than two years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	24
Operating Lease, Property [Member] | Later than two years and not later than three years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	16
Operating Lease, Property [Member] | Later than three years and not later than four years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	19
Operating Lease, Property [Member] | Later than four years and not later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	6
Operating Lease, Property [Member] | Later than five years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Minimum future lease payments	€ 22